Cash and Investments held in the Trust Account (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Investments held in the Trust Account [Abstract]
Cash and Investments Held in Trust Account
	December 31, 2018	December 31, 2017

Cash	$22,074,404	$246,045
Held-to-maturity investments	-	151,856,355
Cash and investments held in the Trust Account	$22,074,404	$152,102,400